Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Short-Term Investments

Short-term investments consisted of the following as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	RMB	RMB	US$
Held-to-maturity securities
- Fixed rate time deposits	127,023	11,242	1,812
- Floating rate time deposits	74,803	—	—
- Floating rate principal guaranteed investments	900,000	—	—
- Fixed rate principal guaranteed investments	—	900,000	145,054

	1,101,826	911,242	146,866